Concession rights (Tables)	12 Months Ended
Dec. 31, 2019
Concession rights [Abstract]
Summary of Concession Rights
As of December 31, 2019 and 2018, the concession rights are as follows:

	2019	2018	Years to amortize
Administración Portuaria Integral de Acapulco (a)	$94,607	$94,607	10
Transportación Marítima Mexicana (b)	-	30,266	-
	94,607	124,873
Accumulated amortization	(88,931)	(115,414)
Concession rights, net	$5,676	$9,459

(a)
As of December 31, 2019 and 2018, the Company holds concession to operate the cruise and vehicle terminal at the port of Acapulco, Guerrero. Under this concession agreements, the Company is obliged to keep the facilities included in the concession in good condition, as well as making monthly payments (fixed and variable), related to the operation (see Note 28).

At the end of the concession in 2021, these facilities will revert to the federal government.

At December 31, 2019 and 2018, the Company was in compliance with its obligation to maintain the concession facilities in good condition.

The amortization of the concession rights was $3,784 for the years ended December 31, 2019 and 2018. Monthly payments to the Administración Portuaria Integral de Acapulco were $7,536 and $7,179 in 2019 and 2018, respectively.

(b)
As of December 31, 2018, the Company maintained the concession rights to operate the tug services in the Port of Manzanillo, Colima. This concession was renewed in October 2014, expiring on January 16, 2023, with the possibility of being renewed for another eight years.